SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2023
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful life of the assets

Items	Useful life
Motor vehicles	3-5 years
Office equipment and fixtures	2-5 years
Production equipment, including:
Equipment	10 years
Utilities and Facilities	20 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of information about contract costs, net and contract liabilities from contracts with customers

	June 30,	June 30,	June 30
	2022	2023	2023
	RMB	RMB	US Dollars
Contract costs, net	¥33,858,820	¥49,572,685	$6,836,386
Contract liabilities	¥2,107,277	¥2,748,365	$379,017

Schedule of basic and diluted earnings per share

	For the years ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US Dollars
Numerator:
Net income (loss) attributable to Recon Technology, Ltd	¥(22,832,734)	¥95,586,795	¥(59,167,301)	$(8,159,544)

Denominator:
Weighted-average number of ordinary shares outstanding – basic*	760,116	1,721,529	2,157,158	2,157,158
Class A Ordinary Shares*	760,116	1,612,427	1,880,065	1,880,065
Class B Ordinary Shares**	—	109,102	277,093	277,093
Outstanding options/warrants*	584,571	585,357	1,115,088	1,115,088
Potentially dilutive shares from outstanding options/warrants	—	—	—	—
Weighted-average number of ordinary shares outstanding – diluted*	760,116	1,721,529	2,157,158	2,157,158

Earnings (loss) per share – basic and diluted*	¥(30.04)	¥55.52	¥(27.43)	$(3.78)

*Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.

** The Class B Ordinary Shares were not subjected to reverse stock split, and each Class B Ordinary Share is convertible into one-eighteenth (1/18) of one Class A Ordinary Share at any time by the holder thereof, so the weighted average number of Class B Ordinary Shares is calculated on a one-for-eighteen basis of issued and outstanding Class B Ordinary Shares.